Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Corporate Bonds (0.2%)	Shares/ Par +	Value $ (000’s)

Industrial (0.2%)
Vessel Management Services, Inc. 3.432%, 8/15/36	347,000	310

Total		310

Total Corporate Bonds (Cost: $347)		310

Governments (123.8%)
Governments (123.8%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	105
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	3,633
0.000%, 4/15/28 IO	400,000	334
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	378
US Treasury
1.125%, 5/15/40	1,650,000	1,031
1.125%, 8/15/40	44,690,000	27,664
1.375%, 11/15/40	9,800,000	6,302
1.375%, 8/15/50	1,080,000	570
1.625%, 11/15/50	400,000	226
1.875%, 2/15/41	1,900,000	1,325
2.000%, 2/15/50	12,920,000	8,092
2.250%, 8/15/49	300,000	200
2.375%, 5/15/51	2,300,000	1,561
2.500%, 2/15/45	1,440,000	1,053
2.500%, 2/15/46	850,000	615
2.875%, 5/15/49	1,750,000	1,331
3.000%, 11/15/44	1,620,000	1,297
3.000%, 5/15/45	1,410,000	1,124
3.000%, 11/15/45	370,000	294
3.000%, 2/15/48	330,000	258
3.000%, 8/15/48 b	700,000	546
3.000%, 2/15/49	10,470,000	8,163
3.000%, 8/15/52	4,500,000	3,495
3.125%, 8/15/44	1,620,000	1,327
3.125%, 5/15/48	2,430,000	1,943
3.375%, 8/15/42	6,500,000	5,614
3.625%, 3/31/30	200,000	194
3.625%, 2/15/53	2,900,000	2,547
3.625%, 5/15/53	1,700,000	1,494
3.750%, 5/31/30	200,000	195
3.750%, 6/30/30	400,000	389
3.875%, 2/15/43	900,000	832
3.875%, 5/15/43	3,100,000	2,861
4.000%, 2/28/30	200,000	198
4.000%, 11/15/42	2,800,000	2,637
4.000%, 11/15/52	15,830,000	14,883
4.125%, 8/31/30	200,000	199
4.250%, 2/28/29	4,300,000	4,306
4.375%, 11/30/30	600,000	605
4.375%, 5/15/41	16,080,000	16,049
4.375%, 8/15/43	6,800,000	6,719
4.500%, 2/15/44	200,000	201
4.625%, 9/30/30	300,000	307

Governments (123.8%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.750%, 11/15/43	3,390,000	3,517
4.875%, 10/31/30	200,000	207
US Treasury Inflation Index Bond
0.125%, 1/15/32	889,464	777
0.625%, 7/15/32	1,697,216	1,539
1.125%, 1/15/33	2,214,172	2,077
1.250%, 4/15/28	1,849,518	1,797
1.750%, 1/15/34	2,306,072	2,277
2.375%, 10/15/28	606,774	621
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	544
0.000%, 5/15/41 IO	40,000	18
0.000%, 8/15/41 IO	50,000	22
0.000%, 11/15/41 IO	80,000	35
0.000%, 5/15/42 IO	70,000	30
0.000%, 8/15/42 IO	220,000	94
0.000%, 11/15/42 IO	50,000	21

Total		146,673

Total Governments (Cost: $166,952)		146,673

Structured Products (22.4%)

Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
6.185%, (US 30 Day Average SOFR plus 0.865%), 2/27/68 144A	44,234	44
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	275
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
6.573%, (US 90 Day Average SOFR plus 1.212%), 4/25/38	15,565	15

Total		334

Mortgage Securities (22.1%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	561
Benchmark Mortgage Trust, Series 2024-V6, Class A3 5.925%, 3/15/29	200,000	207
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	285
COMM Mortgage Trust, Series 2018-HOME, Class A 3.815%, (CSTR, AFC), 4/10/33 144A	200,000	186
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 4.737%, (CSTR), 7/25/33	80	–	π

Long-Term U.S. Government Bond Portfolio

Structured Products (22.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Extended Stay America Trust, Series 2021- ESH, Class A
6.519%, (US SOFR 1 Month plus 1.195%), 7/15/38 144A	365,702	366
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	92,758	92
Federal Home Loan Mortgage Corp., Series 3759, Class FB
5.933%, (US 30 Day Average SOFR plus 0.615%), 11/15/40	17,054	17
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,041
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,131,119	2,029
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	873,903	766
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	492
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
6.489%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	3,801	3
Federal National Mortgage Association
3.600%, 2/1/40	534,379	493
5.000%, 6/1/35	18,571	19
5.000%, 2/1/36	28,736	29
5.500%, 5/1/49	24,551	25
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	36,570	35
Federal National Mortgage Association, Series 2012-101, Class FC
5.935%, (US 30 Day Average SOFR plus 0.615%), 9/25/42	23,994	24
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	726
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.311%, (CSTR), 10/25/52 144A	553,825	487
Government National Mortgage Association TBA 4.000%, 4/18/54 USD	800,000	749
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	260,313	199
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	164,819	129

Structured Products (22.4%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
GS Mortgage Securities Trust, Series 2015-590M, Class B 3.805%, (CSTR), 10/10/35 144A	300,000	275
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	571
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 4.970%, (CSTR, AFC), 5/25/33	535	–	π
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
6.609%, (US SOFR 1 Month plus 1.284%), 12/15/38 144A	200,000	189
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	85,345	79
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
6.971%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	162,956	162
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
6.101%, (US SOFR 1 Month plus 0.775%), (AFC), 10/19/34	1,277	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	173
Uniform Mortgage Backed Security TBA
3.000%, 4/11/54	300,000	258
4.500%, 4/11/54	5,800,000	5,523
5.000%, 4/11/54	2,000,000	1,951
5.500%, 4/11/54	2,700,000	2,687
6.000%, 4/11/54	3,100,000	3,128
6.500%, 5/15/54	1,200,000	1,225

Total		26,182

Total Structured Products (Cost: $27,664)		26,516

Short-Term Investments (9.0%)

Repurchase Agreements (9.0%)
Citigroup Global Markets, Inc. repurchase (Purchased on 3/28/24, to be repurchased at $10,601,605, collateralized by US Treasury Note, 0.75%, due 4/30/26, par and fair value of $11,691,000 and $10,804,585, respectively) 5.450%, 4/1/24	10,600,000	10,600

Total		10,600

Total Short-Term Investments (Cost: $10,600)		10,600

Total Investments (155.4%) (Cost: $205,563)@		184,099

Other Assets, Less Liabilities (-55.4%)		(65,665)

Net Assets (100.0%)		118,434

Long-Term U.S. Government Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	17,800	178	6/24	$19,049	$(41)	$21
Ten-Year US Treasury Note Future	Long	USD	1,600	16	6/24	1,773	11	(1)
Two-Year US Treasury Note Future	Short	USD	1,600	8	6/24	1,636	1	2
Ultra Long Term US Treasury Bond Future	Long	USD	2,100	21	6/24	2,709	27	10
Ultra Ten-Year US Treasury Note Future	Short	USD	24,200	242	6/24	27,735	(238)	(4)
US Treasury Long Bond Future	Short	USD	7,100	71	6/24	8,551	(145)	(18)

							$(385)	$10

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.750%	10/53	500	USD	$(7)	$173	$166	$	–π
Compounded-OIS
1-Day USD-SOFR	0.750%	3/31	1,000	USD	15	192	207		1
Compounded-OIS
1-Day USD-SOFR	1.250%	6/41	3,110	USD	95	1,015	1,110		–π
Compounded-OIS

					$103	$1,380	$1,483		$1

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.600%	10/28	9,000	USD	$12	$(914)	$(902)	$(12)
Compounded-OIS
1-Day USD-SOFR	1.000%	12/25	3,170	USD	26	(231)	(205)	(2)
Compounded-OIS

					$38	$(1,145)	$(1,107)	$(14)

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Ten-Year US Treasury Note Future	USD	13	$113.000	4/24	13	$(1)
Put - Ten-Year US Treasury Note Future	USD	13	109.000	4/24	13	(2)

(Premiums Received $11)						$(3)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$1	$33	$34	$(14)	$(23)	$(37)	$(3)

+	All par is stated in U.S. Dollar unless otherwise noted.
b	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024 the value of these securities (in thousands) was $3,092 representing 2.6% of the net assets.

π	Amount is less than one thousand.

Long-Term U.S. Government Bond Portfolio

@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $205,693 and the net unrealized depreciation of investments based on that cost was $21,606 which is comprised of $2,077 aggregate gross unrealized appreciation and $23,683 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 -fair value is determined by other significant observable inputs

Level 3 -fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$310	$—
Governments	—	146,673	—
Structured Products	—	26,516	—
Short-Term Investments	—	10,600	—
Other Financial Instruments^
Futures	39	—	—
Interest Rate Swaps	—	1,483	—

Total Assets:	$39	$185,582	$—

Liabilities:
Other Financial Instruments^
Futures	(424)	—	—
Written Options	(3)	—	—
Interest Rate Swaps	—	(1,107)	—

Total Liabilities:	$(427)	$(1,107)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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